April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Corporate — 5.7%
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	$6,500	$ 6,821,432
Series D, 5.00%, 03/01/55(a)	2,880	3,067,687
Energy Southeast A Cooperative District, RB, Series A, 5.00%, 11/01/35	3,500	3,675,137
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	2,500	2,631,152
Southeast Energy Authority A Cooperative District, RB, Series H, 5.00%, 11/01/35	4,000	4,244,921
Total Municipal Bonds in Alabama		20,440,329
California(a) — 1.2%
Corporate — 1.0%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	3,400	3,478,126
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	1,275	739,500
Total Municipal Bonds in California		4,217,626
Georgia — 1.1%
Housing — 1.1%
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (GTD), 4.90%, 12/01/50	4,000	4,037,745
Kentucky — 0.7%
Corporate — 0.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	2,500	2,649,958
Michigan — 148.8%
County/City/Special District/School District — 41.3%
Avondale School District, GO, (AGM), 4.13%, 11/01/46	1,155	1,118,685
Berkley School District, GO, Series II, (AGM), 5.00%, 05/01/49	7,475	7,776,917
Byron Center Public Schools, GO
Series I, (AGM), 5.00%, 05/01/51	2,000	2,078,366
Series II, (AGM), 5.25%, 05/01/53	5,000	5,191,032
Cedar Springs Public School District, GO
Series II, (AGM), 5.00%, 05/01/46	1,100	1,163,052
Series II, (NPFGC), 4.50%, 05/01/49	1,950	1,934,638
City of Grand Rapids Michigan, GOL, 5.00%, 04/01/50	3,000	3,120,278
City of Lansing Michigan, Refunding GO
Series B, (BAM), 4.13%, 06/01/48	5,325	5,087,349
Series B, (AGM), 5.00%, 06/01/48	9,290	9,656,801
Clarkston Community Schools, GO
Series I, (NPFGC), 5.00%, 05/01/45	6,360	6,732,347
Series I, (NPFGC), 5.00%, 05/01/47	2,000	2,086,836
Coopersville Area Public Schools, GO
Series I, (NPFGC), 4.00%, 05/01/48	295	275,235
Series I, (NPFGC), 4.13%, 05/01/52	600	556,037
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,331,647
Grand Rapids Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	2,000	2,072,589
Gull Lake Community School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/48	4,000	4,058,310
Security	Par (000)	Value
County/City/Special District/School District (continued)
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	$8,235	$ 8,621,758
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,627,744
(Q-SBLF), 5.00%, 05/01/49	2,375	2,459,232
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/41	2,200	2,239,584
Kentwood Public Schools, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	6,705	7,068,432
Series II, (Q-SBLF), 5.00%, 05/01/49	1,295	1,346,464
L’Anse Creuse Public Schools, GO, Series I, (NPFGC), 5.00%, 05/01/49	9,205	9,566,328
Michigan Finance Authority, RB, 2nd Lien, (FNMA, GNMA), 4.00%, 11/01/50	1,500	1,375,091
Novi Community School District, GO, Series I, 5.00%, 05/01/44	1,175	1,225,454
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,857,313
Rockford Public Schools, GO
Series II, (AGM), 5.00%, 05/01/46	1,505	1,581,902
Series II, (AGM), 5.00%, 05/01/49	2,000	2,070,933
South Lyon Community Schools, GO, Series I, 5.00%, 11/01/49	1,000	1,037,008
Southfield Public Schools, GO
(Q-SBLF), 5.25%, 05/01/50	1,250	1,317,824
(AGM), 5.25%, 05/01/55	2,500	2,610,815
Three Rivers Community Schools, GO, Series II, (AGM), 4.25%, 05/01/49	7,000	6,735,669
Troy School District, GO
(BAM-TCRS), 5.00%, 05/01/47	3,360	3,522,454
(GNMA), 5.00%, 05/01/52	17,975	18,562,249
Walled Lake Consolidated School District, GO
(AGM), 5.00%, 05/01/47	1,000	1,034,231
(AGM), 5.00%, 05/01/49	2,500	2,565,662
(AGM), 5.00%, 05/01/50	1,500	1,549,414
Wayne-Westland Community Schools, GO
(AGM), 5.00%, 11/01/44	2,360	2,498,156
(GTD), 4.50%, 11/01/46	5,250	5,316,527
West Ottawa Public Schools, GO, (Q-SBLF), 4.00%, 11/01/46	1,730	1,676,155
Williamston Community Schools School District, GO, (Q- SBLF), 5.00%, 05/01/51	2,250	2,343,447
		148,049,965
Education — 19.1%
Eastern Michigan University, Refunding RB, (AGM-CR), 5.25%, 03/01/50	2,000	2,096,066
Ferris State University, Refunding RB, Series A, (BAM), 5.00%, 10/01/49	2,000	2,097,939
Michigan Finance Authority, Refunding RB
5.00%, 12/01/36	1,550	1,550,197
5.00%, 12/01/40	2,900	2,833,172
5.00%, 12/01/45	4,300	3,990,764
4.00%, 09/01/50	1,550	1,273,165
Michigan State University, Refunding RB
Series A, 5.00%, 08/15/49	4,835	5,049,388
Series A, 5.25%, 02/15/50	10,000	10,636,001
Series A, 5.25%, 08/15/54	4,525	4,753,545
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,801,237
Series A, (AGM), 5.25%, 10/01/52	1,675	1,726,980
Series C, (Q-SBLF), 5.25%, 10/01/48	2,500	2,643,225

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Northern Michigan University, RB, Series A, 5.50%, 06/01/50	$1,000	$ 1,065,352
Oakland University, Refunding RB
Series A, 5.00%, 03/01/45	935	987,043
Series A, 5.00%, 03/01/46	1,500	1,568,828
Series A, 5.00%, 03/01/47	975	1,010,650
Wayne State University, RB, Series A, 4.00%, 11/15/48	8,385	7,706,767
Western Michigan University, RB
Series A, (Q-SBLF), 5.00%, 11/15/51	1,815	1,850,186
Series A, (Q-SBLF), 5.00%, 11/15/53	5,345	5,437,296
Western Michigan University, Refunding RB
5.00%, 11/15/49	5,650	5,755,853
Series A, (Q-SBLF), 5.25%, 11/15/49	2,500	2,629,781
		68,463,435
Health — 14.9%
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	666,559
Michigan Finance Authority, RB, Series A, 5.00%, 11/15/48	6,365	6,465,680
Michigan Finance Authority, Refunding RB
4.00%, 04/15/42	1,500	1,461,511
4.00%, 11/15/46	8,500	7,608,828
Class A, 5.00%, 12/01/27(c)	85	88,096
Class A, 5.00%, 12/01/42	2,165	2,205,835
Series 2, 4.00%, 03/01/51	4,000	3,436,615
Series A, 4.00%, 12/01/49	4,500	3,920,258
Series S, 5.00%, 05/15/38	4,890	4,905,515
Michigan State Hospital Finance Authority, RB
Series A, 5.00%, 08/15/44	2,700	2,865,486
Series A, 5.00%, 08/15/45	2,500	2,632,014
Series A, 5.00%, 08/15/46	2,500	2,614,849
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,785	11,041,203
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,501,158
		53,413,607
Housing — 11.4%
Michigan State Housing Development Authority, RB, M/F Housing
(GTD), 4.75%, 04/20/37	2,235	2,236,656
Series A, 4.45%, 10/01/34	1,000	1,000,314
Series A, 4.63%, 10/01/39	3,490	3,491,551
Series A, 4.75%, 10/01/44	5,000	5,003,203
Series A, 5.00%, 10/01/48	7,000	7,162,649
Series A, 2.55%, 10/01/51	5,175	3,383,312
Series A-1, 5.25%, 10/01/50	5,000	5,150,372
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 4.85%, 12/01/45	2,500	2,551,678
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,425	5,849,147
Series D, Sustainability Bonds, 5.50%, 06/01/53	4,705	4,955,383
		40,784,265
State — 24.6%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,613
Series F, 5.25%, 10/01/41	8,595	8,605,760
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,385,342
Series I, 4.00%, 10/15/46	3,175	2,970,399
Series I, 5.00%, 10/15/47	6,000	6,275,496
Series I, 5.25%, 10/15/50	6,500	6,965,128
Security	Par (000)	Value
State (continued)
Michigan Strategic Fund, RB
AMT, (GTD), 4.25%, 12/31/38	$10,000	$ 10,005,911
AMT, 5.00%, 12/31/43	15,000	15,122,774
AMT, (GTD), 4.50%, 06/30/48	3,000	2,792,085
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	2,000	1,915,386
5.00%, 11/15/46	3,870	4,083,888
5.25%, 11/15/49	18,000	19,067,423
Series B, 5.00%, 11/15/45	2,830	2,958,073
		88,149,278
Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,241,836
Series A, Class 1, 4.00%, 06/01/49	3,750	3,219,493
Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	5,074,610
		9,535,939
Transportation — 9.8%
Gerald R Ford International Airport Authority, ARB
AMT, (Q-SBLF), 5.00%, 01/01/46	2,250	2,305,470
AMT, (Q-SBLF), 5.00%, 01/01/51	5,435	5,491,001
AMT, (Q-SBLF), 5.00%, 01/01/54	2,000	2,023,948
Northwestern Regional Airport Authority RB, AMT, (Q- SBLF), 5.25%, 01/01/51	3,000	3,115,253
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/46	6,500	6,726,421
Series A, (AGM), 5.25%, 12/01/48	5,545	5,856,136
Series A, 5.50%, 12/01/50	2,000	2,154,248
AMT, 5.00%, 12/01/48	2,000	2,003,654
Series B, AMT, 5.00%, 12/01/42	1,000	1,012,162
Series B, AMT, 5.75%, 12/01/50	1,280	1,385,785
Wayne County Airport Authority, Refunding RB, AMT, 5.00%, 12/01/32	2,940	3,059,297
		35,133,375
Utilities — 25.1%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (BAM), 5.00%, 07/01/34	10	10,020
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,412,455
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,072,900
Series C, Senior Lien, 5.25%, 07/01/48	4,685	4,947,904
Series C, Senior Lien, 5.25%, 07/01/53	3,250	3,387,572
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	3,000	3,004,313
Series A, Senior Lien, 5.25%, 07/01/52	4,610	4,778,035
Series B, Senior Lien, 5.25%, 07/01/48	11,750	12,417,201
Series B, Senior Lien, 5.25%, 07/01/53	3,000	3,126,990
Series C, Senior Lien, 5.25%, 07/01/50	3,500	3,689,927
Series C, Senior Lien, 5.25%, 07/01/55	2,000	2,094,255
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/48	20,355	20,771,801
Series A, 5.00%, 07/01/49	11,275	11,747,541
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,420,824
		89,881,738
Total Municipal Bonds in Michigan		533,411,602
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (Q-SBLF), 5.25%, 12/31/54	$3,110	$ 3,146,795
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,146,856
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,375	1,335,545
Series A-2, Restructured, 4.78%, 07/01/58	103	98,127
Series A-2, Restructured, 4.33%, 07/01/40	80	79,094
Series B-1, Restructured, 4.75%, 07/01/53	451	429,997
Series B-1, Restructured, 5.00%, 07/01/58	7,076	6,830,036
Series B-2, Restructured, 4.78%, 07/01/58	597	568,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,928	1,400,110
Total Municipal Bonds in Puerto Rico		11,888,521
Texas — 0.8%
Corporate — 0.8%
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	2,540	2,708,037
Total Municipal Bonds — 162.5% (Cost: $583,275,243)		582,500,613

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(f)	10,602	18,553
Total Warrants — 0.0% (Cost: $ — )		18,553
Total Long-Term Investments — 162.5% (Cost: $583,275,243)		582,519,166
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(g)(h)	515,159	$ 515,210
Total Short-Term Securities — 0.1% (Cost: $515,157)		515,210
Total Investments — 162.6% (Cost: $583,790,400)		583,034,376
Other Assets Less Liabilities — 2.0%		7,128,425
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (64.6)%		(231,584,579)
Net Assets Applicable to Common Shares — 100.0%		$ 358,578,222

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,499,551	$ —	$ (7,984,341)(a)	$ 162	$ (162)	$ 515,210	515,159	$ 74,483	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 582,500,613	$ —	$ 582,500,613
Warrants	—	—	18,553	18,553
Short-Term Securities
Money Market Funds	515,210	—	—	515,210
	$515,210	$582,500,613	$18,553	$583,034,376
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
Portfolio Abbreviation (continued)
GTD	Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments